Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 10 - INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	December 31, 2025	December 31, 2024

Copyrights	$2,666	$2,554
Patents	-	6,507
Trademarks	21,164	20,276
Software	60,095	57,575
Less: Accumulated amortization	25,957	17,072
Subtotal	57,968	69,840
Less: Intangible assets, net from discontinued operations	-	6,507
Intangible assets, net	$57,968	$63,333

The amortization expenses for the year ended December 31, 2025 was $7,917. For the years ended December 31, 2024 and 2023 for the continuing and discontinued operations, amortization expenses amount to $9,821 and $6,020 respectively.